Note 2	6 Months Ended
Jun. 30, 2021
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements [Table Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretationsThe accounting policies and methods applied for the preparation of the accompanying Consolidated Financial Statements do not differ significantly to those applied in the Consolidated Financial Statements of the Group for the year ended December 31, 2020 (Note 2), except for the entry into force of new standards and interpretations in the year 2021.Standards and interpretations that became effective in the first six months of 2021
The following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC”) became effective on or after January 1, 2021:
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Modifications - IBOR reform
On August 27, 2020, the IASB issued the second phase of the IBOR reform that involves the introduction of amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, to ensure that the financial statements reflect the economic effects of the IBOR reform.
These modifications focus on accounting for financial instruments, once a new risk-free benchmark has been introduced (Risk Free Rate, hereinafter “RFR”). The modifications introduce the accounting relief for changes in the cash flows of financial instruments directly caused by the IBOR reform if they take place in a context of "economic equivalence", by updating the effective interest rate of the instrument. Additionally, they introduced a series of reliefs to the hedging requirements so as not to have to interrupt certain hedging relationships when the new benchmark is introduced. However, similar to the Phase 1 amendments (which entered into force in 2020), the Phase 2 amendments do not provide for exceptions to the measurement requirements applicable to hedged items and hedging instruments in accordance with IFRS 9 or IAS 39. Thus, once the new benchmark has been implemented, the hedged items and hedging instruments must be measured according to the new index, and the possible ineffectiveness that may exist in the hedge will be recognized in profit or loss.
The IBOR transition is considered to be a complex initiative, which affects BBVA Group in different geographical areas and business lines, as well as in a multitude of products, systems and processes. The main risks to which the Group is exposed due to the transition are; (1) risk of litigation related to the products and services offered by the Group; (2) legal risks derived from changes in the documentation required for existing operations; (3) financial and accounting risks, derived from market risk models and from the measurement, hedging, cancellation and recognition of the financial instruments associated with the benchmark indices; (4) price risk, derived from how changes in the indices could impact the pricing mechanisms of certain instruments; (5) operational risks, as the reform may require changes to the Group's IT systems, business reporting infrastructure, operational processes and controls, and (6) behavioral risks derived from the potential impact of customer communications during the transition period, which could lead to customer complaints, regulatory penalties or reputational impact.
BBVA Group has a significant number of financial assets and liabilities referenced to IBOR rates, especially EURIBOR, which are used, among others, in loans, deposits, debt issuances and financial derivatives. Furthermore, although the exposure to EONIA is lower in the banking book, this benchmark interest rate is used in financial derivatives in the trading book, as well as in the collateral agreements, and most are booked in Spain. In the case of LIBOR, even with the divestiture of BBVA USA by the Group in June 2021, which has significantly reduced the exposure to LIBOR USD, the USD continues to be the most relevant currency for both cash products and financial derivatives in the banking book and the trading book. Other LIBOR currencies (CHF, GBP and JPY) have a much lower exposure.
Therefore, BBVA Group established an IBOR transition program, provided with a robust governance structure by means of an Executive Steering Committee, with representation from senior management of the affected areas, which reports directly to the Group's Global Leadership Team. At the local level, each geography has defined a local governance structure with the participation of senior management. The coordination between geographies is realized through the Project Management Office (PMO) and the Global Working Groups that incorporate a multi-geographic and transversal view on the areas of Legal, Risk, Regulatory, Engineering, Finance and Accounting. The project also involves both Corporate Assurance of the different geographies and business lines and Global Corporate Assurance of the Group.
The IBOR transition project within BBVA Group takes into account the different approaches and timings of transition to the new RFRs when evaluating different risks associated with de reform, as well as defining the lines of action to mitigate them. BBVA is aligned with the Good Practices issued by the ECB that outline how banks can better structure their governance, identify related risks and create contingent action plans and documentation in relation to the transition of reference rates.
A relevant aspect of this transition is its impact on contracts referenced to LIBOR and EONIA maturing after December 31, 2021 (when most indices disappear) and June 30, 2023 (in the case of dollar LIBOR except 1-week and 2-month).
In the case of the EONIA, BBVA is carrying out the novation of the contracts maturing after 2021 (it should be noted that these exposures are immaterial in the Group and mostly against clearing houses) and has already begun, proactively, the renegotiation of collateral contracts to adapt them to the operations against clearing houses already migrated in July 2020. The Group already has new fallbacks in place which incorporate the €STR as a replacement rate, as well as language to incorporate this benchmark as the main reference rate in new contracts.
In the case of LIBOR, BBVA Group has identified the stock of contracts maturing after December 31, 2021 and June 30, 2023 (in the case of dollar LIBOR except 1-week and 2-month) and is working on the implementation of tools/systems that will allow the stock to be migrated to solutions such as those proposed by ISDA (Group entities are already adhered to the ISDA protocol) or in bilateral negotiations. Likewise, BBVA Group continues to work on adapting all its systems and processes to deal with alternative Risk Free Rates, such as SOFR and SONIA. In this sense, BBVA is already operating in both derivative products and loans with Risk Free Rates indices. In addition, BBVA Group is also actively reducing the number of new contracts with LIBOR rates with expiration beyond 2021.
In the case of EURIBOR, the European authorities have encouraged amendments of its methodology so that it complies with the requirements of the European Regulation on Benchmarks. BBVA actively participates in various working groups, including the EURO RFR WG which works specifically, amongst others, on the definition of fallbacks in contracts, in anticipation of an option to change the index in the future.
Additionally, numerous communication and training initiatives are being carried out both for the Group's internal staff and for clients, in order to have a good understanding of the project.
The following is the BBVA Group's exposure to financial assets and liabilities maturing after the transition dates of these IBORs to their corresponding RFRs, which as of June 30, 2021 are referenced to IBOR and EONIA indices. In the case of loans and advances to customers, asset and liability debt instruments, and deposits, the gross amounts are shown, and in the case of derivatives their notional value:

Millions of Euros
	Loans & Advances	Debt Securities Assets	Debt Securities Issued (Liabilities)	Deposits	Derivatives (notional)
EONIA with maturity > December 31, 2021	7	—	—	9,213	102,203
LIBOR ex USD & LIBOR USD 1W/2M with maturity > December 31, 2021	3,666	—	244	1,215	37,695
LIBOR USD with maturity > June 30, 2023	17,308	153	1,975	2,146	372,575
Total	20,980	153	2,219	12,575	512,473
94% of the derivative instruments exposures are settled either through clearing houses (mainly LCH or EUREX) or are operations with counterparties currently adhering to the ISDA protocol.
Amendments to IFRS 4 Insurance Contracts
The amendment to IFRS 4 includes a deferral in the temporary exception option regarding the application of IFRS 9 for entities whose business model is predominantly an insurance model until January 1, 2023, aligning it with the entry into force of the IFRS 17 Insurance Contracts rule. This modification is applicable from January 1, 2021, although it will not have an impact on the Group since the Bank does not take such an option.
IFRS 16 - Leases - COVID-19 modifications
The IASB has extended the term to qualify for the exemption that allows tenants not to register concessions in rents as a modification of the lease if they are a direct consequence of COVID-19. This exemption has not had an impact on the Group since the Bank has not received concessions on its rents as a result of COVID-19.
The application of the exemption will remain optional and applies to rent concessions made until June 30, 2022.
Standards and interpretations issued but not yet effective as of June 30, 2021
The following new International Financial Reporting Standards together with their Interpretations had been published at the date of preparation of the accompanying Consolidated Financial Statements, but are not mandatory as of June 30, 2021. Although in some cases the International Accounting Standards Board (“IASB”) allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
IFRS 17 – Insurance contracts
IFRS 17 establishes the principles for account insurance contracts. This new standard supersedes IFRS 4, by introducing deep changes in the accounting of insurance contracts with the aim of achieving greater homogeneity and increasing comparability between entities.
Unlike IFRS 4, the new standard establishes minimum requirements for grouping insurance contracts for the purposes of their recognition and measurement, determining the units of account by considering three levels: portfolios (contracts subject to similar risks and managed together), annual cohorts and their possibility of becoming onerous.
Regarding the measurement model, the new standard contemplates several methods, being the General Model (Building Block Approach) the method that will be applied by default for the valuation of insurance contracts, unless the conditions are given to apply any of the two other methods: the Variable Fee Approach, and the Simplified Model (Premium Allocation Approach).
With the implementation of IFRS 17, the valuation of insurance contracts will be based on a model that will use updated assumptions at each balance sheet date.
The General Model requires entities to value insurance contracts for the total of:
a.fulfillment cash flows, which comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated with future cash flows, and a risk adjustment for non-financial risk;
b.and the contractual service margin, which represents the expected unearned benefit from the insurance contracts, which will be recognized in the entity’s income statement as the service is provided in the future, instead of being recognized at the time of the estimation.
The amounts recognized in the income statement shall be classified into insurance revenue, insurance service expenses and insurance finance income or expenses. Insurance revenue and insurance service expenses shall exclude any investment components. Insurance revenue shall be recognized over the period the entity provides insurance coverage.
An entity shall apply IFRS 17 for annual reporting periods beginning on or after January 1, 2023 (with at least one year comparative information); however, the endorsement by the European Commission is still pending.
Since 2019, the Group maintains a project to implement IFRS 17 in order to harmonize the criteria in the Group and with the participation of all involved areas and countries.
Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors
In February 2021 the IASB issued amendments to different IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors with the aim of improving the quality of the disclosures in relation to the accounting policies applied by the entities with the ultimate aim of providing useful and material information in the Financial Statements.
The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies and include guidance on how to apply the concept of materiality to accounting policy disclosures. The amendments to IAS 8 also clarify how companies should distinguish changes in accounting policies from changes in accounting estimates.
The amendments to IAS 1 and IAS 8 will be effective for annual reporting periods beginning on or after 1 January 2023, with early application permitted. No significant impact is expected on BBVA's consolidated financial statements.
Amendment IAS 12- accounting for deferred tax
The IASB has issued an amendment to IAS 12 that clarifies how companies account for deferred tax on transactions such as leases and decommissioning obligations.
The amendments clarify that companies are required to recognize deferred tax on such transactions. The aim of the amendments is to reduce diversity in the reporting of deferred tax on leases and decommissioning obligations. The amendments will be effective for annual reporting periods beginning on or after 1 January 2023, with early application permitted. No significant impact is expected on the BBVA Group´s consolidated financial statements.
Minor changes to IFRS Standards and Annual Improvements to IFRS 2018-2020 (IAS 1 - First application of IFRS, IFRS 9 Financial Instruments, IAS 41 Agriculture and modifications to the illustrative examples of IFRS 16 - Leases)
The IASB has issued minor amendments and improvements to various IFRSs to clarify the wording or correct minor consequences, oversights or conflicts between the requirements of the Standards. The modified standards are: IFRS 3 Business Combination, IAS 16 Property, Plant and Equipment, IAS 37 Provisions, Contingent Liabilities and Contingent Assets, IFRS 9 Financial Instruments, IFRS 16 Leases 16, IAS 1 First Time Adoption of IFRS and IAS 41 Agriculture.
The amendments will be effective for annual reporting periods beginning on or after 1 January 2022. No significant impact is expected on the BBVA Group's consolidated financial statements.